BONDS AND NOTES ISSUED - Maturity information (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of bonds and notes issued [Line Items]
Notes And Debenture Issued Excluding Accrued Interest	S/ 16,181,568	S/ 14,766,848
Up to 3 months
Disclosure of bonds and notes issued [Line Items]
Notes And Debenture Issued Excluding Accrued Interest	291,866	182,365
From 3 months to 1 year
Disclosure of bonds and notes issued [Line Items]
Notes And Debenture Issued Excluding Accrued Interest	547,325	1,739,358
From 1 to 3 years
Disclosure of bonds and notes issued [Line Items]
Notes And Debenture Issued Excluding Accrued Interest	3,294,335	1,438,732
From 3 to 5 years
Disclosure of bonds and notes issued [Line Items]
Notes And Debenture Issued Excluding Accrued Interest	6,714,223	4,863,708
Over 5 years
Disclosure of bonds and notes issued [Line Items]
Notes And Debenture Issued Excluding Accrued Interest	S/ 5,333,819	S/ 6,542,685